INVESTMENTS IN ASSOCIATES - Movements in Investments in Associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [abstract]
At January 1	$ 807	$ 810
Share of loss of associates	(2)	(2)	$ (2)
Exchange difference	70	(1)
At December 31	$ 875	$ 807	$ 810